Annual Fund Operating Expenses - BNY Mellon Research Growth Fund, Inc.	Feb. 29, 2024
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.10%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.03%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.75%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.18%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.93%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	1.78%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.11%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.78%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.05%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.78%
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.06%
Miscellaneous other expenses	0.06%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.84%

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 28, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .78%. On or after June 28, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.